UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2021

Blue Horizon BNE ETF

Ticker: BNE

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Blue Horizon BNE ETF

Blue Horizon BNE ETF

Letter to Shareholders

Dear Shareholders,

Thank you for your investment in the NYSE-listed Blue Horizon BNE ETF (“BNE” or the “Fund”). The Fund seeks to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index (the “Index”). The Index seeks to track the performance of a portfolio of companies that are leaders, enablers, and beneficiaries of a transformational shift in the new ways energy is produced, stored, distributed, and consumed. The design and framework of the underlying index seeks to produce a balanced, diversified, and holistic exposure to the New Energy Economy created by the global Energy Transition.

The Blue Horizon New Energy Economy 100 Index consists of a portfolio of 100 U.S. and foreign companies that fall within the Blue Horizon defined New Energy Economy segments:

1.

E-mobility: Companies whose core products, services, technologies, or intellectual property are being transformed by advances in the way energy is used or consumed (e.g., electric vehicles, portable consumer devices and electronics, devices that improve mobility, and tools).

2.

Energy Storage: Companies developing new technologies, products, or services for the storage of energy (e.g., batteries, thermal units, mechanical units, chemical units, and related battery sub-components).

3.

Performance Materials: Companies engaged in activities related to the mining and production or refinement of critical elements, critical intermediates, specialty materials, performance materials, advanced material systems, and sub-systems used across the New Energy Economy.

4.

Energy Distribution: Companies driving advancements in the distribution of energy (e.g., micro grids, distributed energy systems, smart grids, charging infrastructure and services, and related infrastructure).

5.

Energy Generation: Companies engaged in making clean or alternative energy generation more cost effective, safe, and sustainable (e.g., energy generation from solar, wind, hydrogen, fusion, fission, geothermal, biofuels, and clean fuels).

Performance

From December 8, 2020 (“Inception”) to October 31, 2021 (the “current fiscal period”), the Fund’s market price increased 23.60%, and the net asset value (“NAV”) increased 23.34%. Meanwhile, the Fund’s Index gained 25.15%.

The Fund commenced operations on December 8, 2020 and has 300,000 shares outstanding as of October 31, 2021.

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS

The index was rebalanced on March 1st and September 1st and maintained the following:

●	Diversification and balance across all five segments of the New Energy Economy

●	Diversification across geography (Americas, Europe, Asia), global exposure to 100 leaders and innovators

●	Balanced constituent weightings (equal 1% weights at rebalance)

●	Framework constructed and supported by a team of experienced industry professional

In our opinion, the fundamental macro drivers and tailwinds of the Energy Transition strengthened during the period and are summarized as:

●	Cost reduction, efficiency (better economics, viability)

●	Innovation and technology advancements

●	Health and environmental issues

●	Public policy, corporate action, and citizen awareness

●	Demand for sustainable and decentralized energy

Blue Horizon’s Key Take-a-way Message:

●	We believe the global Energy Transition is a multi-decade thematic growth investment opportunity beginning to accelerate.

●

The new ways the world consumes, stores, delivers and generates energy is dynamic and interested investors should seek sensible and balanced exposure to this New Energy growth thematic but should avoid risk that comes with over weights in sectors or individual equities. We believe that BNE ETF offers sensible diversification and balance to the New Energy Economy growth thematic.

We appreciate your investment in the Blue Horizon BNE ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to Blue Horizon BNE ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

Blue Horizon BNE ETF

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 8, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Blue Horizon BNE ETF

Performance Summary
(Unaudited) (Continued)

Cumulative Returns October 31, 2021	Since Inception (12/8/2020)
Blue Horizon BNE ETF - NAV	23.34%
Blue Horizon BNE ETF - Market	23.60%
Blue Horizon New Energy Economy 100 Index (1)	25.15%
S&P 500® Index (1)(2)	25.96%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 3, 2020, is 0.89%. Effective December 2, 2020 the Adviser has contractually agreed to waive 0.02% of its adviser fee until at least December 31, 2021. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Blue Horizon BNE ETF

Portfolio Allocation
As of October 31, 2021 (Unaudited)

Sector	Percentage of Net Assets
Basic Materials	24.1%
Energy	23.1
Industrial	21.2
Consumer, Cyclical	15.3
Utilities	8.2
Technology	4.2
Communications	2.6
Financial	0.9
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.0)(a)
Total	100.0%

(a)	Represents less than 0.05% of net assets.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	AUSTRALIA — 1.9%
	Basic Materials — 1.9%
51,560	Pilbara Minerals, Ltd. (a)	$85,199
36,712	Western Areas, Ltd. (a)	87,135
		172,334
		172,334
	BELGIUM — 0.8%
	Basic Materials — 0.8%
1,259	Umicore SA	72,237
		72,237
	BRAZIL — 0.9%
	Industrial — 0.9%
12,609	WEG SA	82,561
		82,561
	CANADA — 4.5%
	Basic Materials — 1.5%
4,739	Lithium Americas Corporation (a)	137,526
	Energy — 2.1%
5,169	Ballard Power Systems, Inc. (a)	93,662
2,454	Canadian Solar, Inc. (a)	101,964
		195,626
	Utilities — 0.9%
2,074	Brookfield Renewable Partners LP	83,167
		416,319
	CHILE — 1.0%
	Basic Materials — 1.0%
1,642	Sociedad Quimica y Minera de Chile SA - ADR	90,129
		90,129
	CHINA — 13.2%
	Basic Materials — 3.1%
123,000	China Molybdenum Company, Ltd. - H-Shares	76,371
1,708	Daqo New Energy Corporation - ADR (a)	132,865
4,200	Ganfeng Lithium Company, Ltd. - H-Shares	78,773
		288,009

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	CHINA — 13.2% (Continued)
	Consumer, Cyclical — 4.7%
239,500	BAIC Motor Corporation, Ltd. - H-Shares	$79,433
2,500	BYD Company, Ltd. - H-Shares	95,320
2,866	Li Auto, Inc. - ADR (a)	93,518
2,192	NIO, Inc. - ADR (a)	86,387
48,000	Yadea Group Holdings, Ltd.	82,684
		437,342
	Energy — 3.6%
2,031	JinkoSolar Holding Company, Ltd. - ADR (a)	121,494
38,400	Xinte Energy Company, Ltd. - H-Shares	123,655
42,000	Xinyi Solar Holdings, Ltd.	87,898
		333,047
	Industrial — 1.8%
46,200	Xinjiang Goldwind Science & Technology Company, Ltd. - H-Shares	103,577
13,300	Zhuzhou CRRC Times Electric Company, Ltd.	63,773
		167,350
		1,225,748
	DENMARK — 1.8%
	Energy — 1.0%
2,073	Vestas Wind Systems AS	89,746
	Utilities — 0.8%
506	Orsted AS	71,472
		161,218
	FRANCE — 1.8%
	Basic Materials — 0.9%
471	Air Liquide SA	78,620
	Industrial — 0.9%
467	Schneider Electric SE	80,471
		159,091
	GERMANY — 1.8%
	Consumer, Cyclical — 0.9%
256	Volkswagen AG	83,188

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	GERMANY — 1.8% (Continued)
	Industrial — 0.9%
510	Siemens AG	$82,793
		165,981
	HONG KONG — 2.7%
	Consumer, Cyclical — 0.9%
25,000	Geely Automobile Holdings, Ltd.	86,932
	Industrial — 1.8%
37,500	Johnson Electric Holdings, Ltd.	83,301
4,000	Techtronic Industries Company, Ltd.	82,324
		165,625
		252,557
	IRELAND — 1.8%
	Consumer, Cyclical — 1.0%
539	Aptiv plc (a)	93,188
	Industrial — 0.8%
430	Trane Technologies plc	77,800
		170,988
	ISRAEL — 1.1%
	Energy — 1.1%
298	SolarEdge Technologies, Inc. (a)	105,695
		105,695
	ITALY — 0.8%
	Utilities — 0.8%
9,097	Enel SpA	76,177
		76,177
	JAPAN — 6.7%
	Basic Materials — 2.8%
8,100	Asahi Kasei Corporation	84,996
10,100	Mitsubishi Chemical Holdings Corporation	83,502
2,300	Sumitomo Metal Mining Company, Ltd.	89,216
		257,714
	Consumer, Cyclical — 2.0%
1,300	Denso Corporation	93,750
1,500	Iwatani Corporation	88,138
		181,888

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	JAPAN — 6.7% (Continued)
	Industrial — 1.9%
25,200	Chiyoda Corporation (a)	$91,717
800	Nidec Corporation	88,191
		179,908
		619,510
	MALAYSIA — 1.1%
	Basic Materials — 1.1%
17,711	Lynas Rare Earths, Ltd. (a)	97,509
		97,509
	NETHERLANDS 1.8%
	Consumer, Cyclical — 0.9%
4,143	Stellantis NV	82,705
	Industrial — 0.9%
757	Alfen Beheer BV (a)	85,238
		167,943
	NORWAY — 4.1%
	Consumer, Cyclical — 1.1%
16,090	Zaptec AS (a)	104,613
	Energy — 2.1%
53,925	NEL ASA (a)	113,660
3,934	Scatec ASA	77,245
		190,905
	Industrial — 0.9%
25,959	Quantafuel ASA (a)	84,389
		379,907
	REPUBLIC OF KOREA — 7.6%
	Basic Materials — 2.5%
123	LG Chem, Ltd.	87,996
477	SK IE Technology Company, Ltd. (a)	67,965
346	Soulbrain Company, Ltd.	77,458
		233,419
	Communications — 1.6%
661	Kakao Corporation	70,990
123	Samsung SDI Company, Ltd.	77,260
		148,250

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	REPUBLIC OF KOREA — 7.6% (Continued)
	Industrial — 3.5%
298	Ecopro BM Company, Ltd.	$104,531
819	L&F Company, Ltd.	129,030
707	POSCO Chemical Company, Ltd.	88,031
		321,592
		703,261
	RUSSIAN FEDERATION — 0.9%
	Basic Materials — 0.9%
2,612	MMC Norilsk Nickel PJSC - ADR	81,729
		81,729
	SOUTH AFRICA — 0.9%
	Basic Materials — 0.9%
783	Anglo American Platinum, Ltd.	79,505
		79,505
	SPAIN — 2.6%
	Energy — 0.8%
2,803	Siemens Gamesa Renewable Energy SA (a)	76,001
	Utilities — 1.8%
3,215	EDP Renovaveis SA	89,665
6,678	Iberdrola SA	78,943
		168,608
		244,609
	SWITZERLAND — 2.6%
	Basic Materials — 1.0%
19,203	Glencore plc	96,143
	Energy — 0.8%
1,092	Landis+Gyr Group AG	75,290
	Industrial — 0.8%
2,208	ABB, Ltd.	73,193
		244,626
	TAIWAN — 1.3%
	Industrial — 1.3%
2,778	Advanced Energy Solution Holding Company, Ltd.	122,374
		122,374

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	UNITED KINGDOM — 0.9%
	Basic Materials — 0.9%
268	Linde plc	$85,546
		85,546
	UNITED STATES — 35.0% (b)
	Basic Materials — 5.0%
309	Air Products and Chemicals, Inc.	92,641
367	Albemarle Corporation	91,922
2,447	Freeport-McMoRan, Inc.	92,301
3,373	Livent Corporation (a)	95,186
2,641	MP Materials Corporation (a)	89,398
		461,448
	Communications — 1.0%
2,041	Uber Technologies, Inc. (a)	89,437
	Consumer, Cyclical — 3.7%
1,737	General Motors Company (a)	94,545
4,064	QuantumScape Corporation (a)	117,612
118	Tesla, Inc. (a)	131,452
		343,609
	Energy — 11.6%
486	Enphase Energy, Inc. (a)	112,572
871	First Solar, Inc. (a)	104,163
13,629	FuelCell Energy, Inc. (a)	108,896
1,058	NextEra Energy Partners LP	91,305
3,305	Plug Power, Inc. (a)	126,482
1,680	Renewable Energy Group, Inc. (a)	107,520
2,428	Sunnova Energy International, Inc. (a)	108,192
3,846	SunPower Corporation (a)	129,456
1,877	Sunrun, Inc. (a)	108,265
2,146	TPI Composites, Inc. (a)	72,170
		1,069,021
	Financial — 0.9%
1,438	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	86,855

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	UNITED STATES — 35.0% (b) (Continued)
	Industrial — 4.7%
827	AeroVironment, Inc. (a)	$73,694
2,603	Blink Charging Company (a)	82,775
4,025	Bloom Energy Corporation - Class A (a)	125,821
1,066	Itron, Inc. (a)	82,903
404	Universal Display Corporation	74,013
		439,206
	Technology — 4.2%
2,957	Allegro MicroSystems, Inc. (a)	98,646
1,572	Intel Corporation	77,028
1,972	ON Semiconductor Corporation (a)	94,794
966	Wolfspeed, Inc. (a)	116,026
		386,494
	Utilities — 3.9%
1,232	Ameresco, Inc. - Class A (a)	101,184
1,558	Avangrid, Inc.	82,107
992	NextEra Energy, Inc.	84,647
1,240	Ormat Technologies, Inc.	89,689
		357,627
		3,233,697
	TOTAL COMMON STOCKS (Cost $8,775,969)	9,211,251

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
37,831	First American Government Obligations Fund - Class X, 0.03% (c)	$37,831
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,831)	37,831
	TOTAL INVESTMENTS — 100.0% (Cost $8,813,800)	9,249,082
	Liabilities in Excess of Other Assets — (0.0)% (d)	(148)
	NET ASSETS — 100.0%	$9,248,934

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of October 31, 2021.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Assets and Liabilities
October 31, 2021

ASSETS
Investments in securities, at value (Cost $8,813,800)	$9,249,082
Dividends and interest receivable	6,210
Total assets	9,255,292

LIABILITIES
Management fees payable, net of waiver	6,358
Total liabilities	6,358

NET ASSETS	$9,248,934

Net Assets Consist of:
Paid-in capital	$9,329,255
Total distributable earnings (accumulated deficit)	(80,321)
Net assets	$9,248,934

Net Asset Value:
Net assets	$9,248,934
Shares outstanding ^	300,000
Net asset value, offering and redemption price per share	$30.83

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Operations
For the Period Ended October 31, 2021 (1)

INCOME
Dividends (2)	$61,905
Interest	15
Total investment income	61,920

EXPENSES
Management fees	55,221
Total expenses	55,221
Less: fees waived (Note 3)	(1,241)
Net expenses	53,980
Net investment income (loss)	7,940

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(16,047)
Foreign currency	(12,049)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	435,282
Foreign currency translation	(104)
Net realized and unrealized gain (loss) on investments	407,082
Net increase (decrease) in net assets resulting from operations	$415,022

(1)	The Fund commenced operations on December 8, 2020. The information presented is for the period from December 8, 2020 to October 31, 2021.
(2)	Net of foreign withholding taxes of $9,570.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Changes in Net Assets

Period Ended October 31, 2021(1)
OPERATIONS
Net investment income (loss)	$7,940
Net realized gain (loss) on investments and foreign currency	(28,096)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	435,178
Net increase (decrease) in net assets resulting from operations	415,022

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(221)
Total distributions to shareholders	(221)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,734,338
Payments for shares redeemed	(2,903,860)
Transaction fees (Note 6)	3,655
Net increase (decrease) in net assets derived from capital share transactions (a)	8,834,133
Net increase (decrease) in net assets	$9,248,934

NET ASSETS
Beginning of period	$—
End of period	$9,248,934

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	400,000
Shares redeemed	(100,000)
Net increase (decrease)	300,000

(1)	The Fund commenced operations on December 8, 2020. The information presented is for the period from December 8, 2020 to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended October 31, 2021(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.03
Net realized and unrealized gain (loss) on investments (8)	5.78
Total from investment operations	5.81

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.00	)(3)
Total distributions to shareholders	(0.00)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 6)	0.02
Net asset value, end of period	$30.83

Total return	23.34	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$9,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.89	%(5)
Expenses after fees waived	0.87	%(5)(6)
Net investment income (loss) before fees waived	0.11	%(5)
Net investment income (loss) after fees waived	0.13	%(5)(6)
Portfolio turnover rate (7)	76	%(4)

(1)	Commencement of operations on December 8, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The Adviser has agreed to waive 2 basis points (0.02%) of its management fees for the Fund until at least December 31, 2021 (See Note 3 in Notes to Financial Statements).
(7)	Excludes the impact of in-kind transactions.
(8)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Notes to Financial Statements
October 31, 2021

NOTE 1 – ORGANIZATION

Blue Horizon BNE ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index. The Fund commenced operations on December 8, 2020.

The end of the reporting period for the Fund is October 31, 2021, and the period covered by these Notes to Financial Statements is the period from December 8, 2020 through October 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,211,251	$—	$—	$9,211,251
Short-Term Investments	37,831	—	—	37,831
Total Investments in Securities	$9,249,082	$—	$—	$9,249,082

^	See Schedule of Investments for breakout of investments by country and sector classifications.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. During the fiscal year ended October 31, 2021, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(495,122)	$495,122

During the fiscal year ended October 31, 2021, the Fund realized $496,555 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

0.89% at an annual rate based on the Fund’s average daily net assets with a fee waiver of 0.02% until at least December 31, 2021. This agreement may only be terminated before that date by or with the consent of the Fund’s Board of Trustees.

The Adviser entered into an agreement with Blue Horizon Capital, LLC (the “Sponsor”), pursuant to which the Sponsor agreed to (i) assist with the development of and provide other support to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee for its services under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,476,975 and $5,458,434, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $11,016,863 and $2,230,964, respectively.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2021 were as follows:

Tax cost of investments	$9,030,724
Gross tax unrealized appreciation	$1,096,410
Gross tax unrealized depreciation	(878,156)
Net tax unrealized appreciation (depreciation)	218,254
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(298,575)
Distributable earnings (accumulated deficit)	$(80,321)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2021, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of October 31, 2021, the Fund had a short-term capital loss carryforward of $298,575 and $0 of long-term capital loss carryforwards. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2021 was $221 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors or regions of the economy such as the Energy and Materials sector, its performance will be especially sensitive to developments that significantly affect those sectors.

Blue Horizon BNE ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Horizon BNE ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blue Horizon BNE ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from December 8, 2020 (commencement of operations) to October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Blue Horizon BNE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

We have served as the auditor for one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2021

Blue Horizon BNE ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	57	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

Blue Horizon BNE ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; Since 2021

Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017).

Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).

Blue Horizon BNE ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.bne-etf.com.

Blue Horizon BNE ETF

Expense Example
For the Six-Months Ended October 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,099.00	$4.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.82	$4.43

(1)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.87%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Blue Horizon BNE ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Blue Horizon BNE ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended October 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended October 31, 2021 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.bne-etf.com. The Fund’s portfolio holdings are posted on its website at www.bne-etf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.bne-etf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Blue Horizon BNE ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.bne-etf.com.

This page intentionally left blank.

This page intentionally left blank.

Adviser

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 400

Oklahoma City, Oklahoma 73120

Index Provider

Blue Horizon Capital LLC

676 E. Swedesford Road, Suite 130

Wayne, Pennsylvania 19087

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Blue Horizon BNE ETF

Symbol – BNE

CUSIP – 26922B303

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$ 14,500	N/A
Audit-Related Fees	$ 0	N/A
Tax Fees	$ 3,500	N/A
All Other Fees	$ 0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	01/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	01/07/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	01/07/2022

*	Print the name and title of each signing officer under his or her signature.